Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income, net
Schedule of other operating income, net

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Gain (loss) on disposal of property, plant and equipment and assets classified as held-for-sale(1)	30,838	17,513	(1,846)
Impairment loss recognized on tangible and intangible assets (Note 11)	(9,218)	—	(7,529)
Government funding (Note 34)	32,198	27,444	9,542
Others	3,465	—	10
	57,283	44,957	177

(1)	The gain on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2018 was primarily from the gain arising from the disposal of equipment.

The gain on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2017 was primarily due to the gain arising from the disposal of equipment of which US$6.9 million was related to sale and lease back transactions as disclosed in Note 40.

The loss on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2016 was primarily due to the loss arising the disposal of equipment and the gain arising from the sales of the staff living quarters in Beijing to employees.